Share Capital and Reserves - Summary of Company's Stock Options Outstanding and Exercisable (Detail)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	36,473,162	36,617,495	36,237,148
Number Exercisable	27,322,378
Exercise Price	$ 2.47	$ 2.14	$ 1.98
2.39 Exercise Price Expire on April 2, 2021 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	100,000
Number Exercisable	100,000
Exercise Price	$ 2.39
Remaining Contractual Life	3 months
Expiry Date	Apr. 02, 2021
3.39 Exercise Price Expire on April 2, 2021 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	25,000
Number Exercisable	25,000
Exercise Price	$ 3.39
Remaining Contractual Life	3 months
Expiry Date	Apr. 02, 2021
2.69 Exercise Price Expire on June 8, 2021 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	250,000
Number Exercisable	250,000
Exercise Price	$ 2.69
Remaining Contractual Life	5 months 8 days
Expiry Date	Jun. 08, 2021
2.65 Exercise Price Expire on June 23, 2021 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	4,125,000
Number Exercisable	4,125,000
Exercise Price	$ 2.65
Remaining Contractual Life	5 months 23 days
Expiry Date	Jun. 23, 2021
2.24 Exercise Price Expire on December 15, 2021 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	2,700,000
Number Exercisable	2,700,000
Exercise Price	$ 2.24
Remaining Contractual Life	11 months 15 days
Expiry Date	Dec. 15, 2021
3.11 Exercise Price Expire on April 22, 2022 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	250,000
Number Exercisable	250,000
Exercise Price	$ 3.11
Remaining Contractual Life	1 year 3 months 21 days
Expiry Date	Apr. 22, 2022
3.39 Exercise Price Expire on December 14, 2022 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	3,550,000
Number Exercisable	3,550,000
Exercise Price	$ 3.39
Remaining Contractual Life	1 year 11 months 12 days
Expiry Date	Dec. 14, 2022
2.39 Exercise Price Expire on April 13, 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	75,000
Number Exercisable	75,000
Exercise Price	$ 2.39
Remaining Contractual Life	2 years 3 months 10 days
Expiry Date	Apr. 13, 2023
2.85 Exercise Price Expire on June 8, 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	3,750,000
Number Exercisable	3,750,000
Exercise Price	$ 2.85
Remaining Contractual Life	2 years 5 months 8 days
Expiry Date	Jun. 08, 2023
2.66 Exercise Price Expire on June 20, 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	100,000
Number Exercisable	100,000
Exercise Price	$ 2.66
Remaining Contractual Life	2 years 5 months 19 days
Expiry Date	Jun. 20, 2023
2.49 Exercise Price Expire on August21, 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	720,482
Number Exercisable	720,482
Exercise Price	$ 2.49
Remaining Contractual Life	2 years 7 months 20 days
Expiry Date	Aug. 21, 2023
2.41 Exercise Price Expire on December31, 2023 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	2,741,667
Number Exercisable	2,741,667
Exercise Price	$ 2.41
Remaining Contractual Life	3 years
Expiry Date	Dec. 31, 2023
2.27 Exercise Price Expire on March 21, 2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	500,000
Number Exercisable	333,333
Exercise Price	$ 2.27
Remaining Contractual Life	3 years 2 months 19 days
Expiry Date	Mar. 21, 2024
2.22 Exercise Price Expire on March 27, 2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	250,000
Number Exercisable	166,667
Exercise Price	$ 2.22
Remaining Contractual Life	3 years 2 months 26 days
Expiry Date	Mar. 27, 2024
1.92 Exercise Price Expire on June 12, 2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	3,725,000
Number Exercisable	2,483,335
Exercise Price	$ 1.92
Remaining Contractual Life	3 years 5 months 12 days
Expiry Date	Jun. 12, 2024
1.59 Exercise Price Expire on August 16, 2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	188,679
Number Exercisable	188,679
Exercise Price	$ 1.59
Remaining Contractual Life	3 years 7 months 17 days
Expiry Date	Aug. 16, 2024
1.59 Exercise Price Expire on December 24,2024 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	3,867,334
Number Exercisable	2,578,222
Exercise Price	$ 1.59
Remaining Contractual Life	3 years 11 months 23 days
Expiry Date	Dec. 24, 2024
1.8 Exercise Price Expire on June 12, 2025 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	4,625,000
Number Exercisable	1,541,666
Exercise Price	$ 1.80
Remaining Contractual Life	4 years 5 months 12 days
Expiry Date	Jun. 12, 2025
3.24 Exercise Price Expire on December 11, 2025 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Options	4,930,000
Number Exercisable	1,643,327
Exercise Price	$ 3.24
Remaining Contractual Life	4 years 11 months 12 days
Expiry Date	Dec. 11, 2025